Borrowings	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Borrowings
21.	BORROWINGS

a.	Short-term borrowings

Bank loans

Short-term borrowings mainly represented unsecured revolving bank loans with annual interest rates at 0.80%-4.79% and 0.76%-5.10% as of December 31, 2017 and 2018, respectively.

b.	Long-term borrowings

1)	Bank loans

	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

Working capital bank loans
Syndicated bank loans - repayable through May 2019 to May 2023, annual interest rates were 2.61% -2.70% and 1.80% as of December 31, 2017 and 2018, respectively	$4,761,600	$55,000,000	$1,796,798
Others - repayable through February 2019 to October 2023, annual interest rates were 0.93%-2.10% and 0.75%-3.77% as of December 31, 2017 and 2018, respectively	23,941,947	75,533,354	2,467,604
Mortgage loans
Repayable through July 2019 to June 2023, annual interest rates were 4.95%-5.39% and 5.39% as of December 31, 2017 and 2018	4,705,149	4,393,826	143,542
	33,408,696	134,927,180	4,407,944
Less: unamortized arrangement fee	1,200	128,083	4,184
	33,407,496	134,799,097	4,403,760
Less: current portion	8,261,625	10,779,034	352,141

	$25,145,871	$124,020,063	$4,051,619

Pursuant to some of the above working capital bank loans agreements, the Company and its subsidiaries should maintain certain financial covenants including current ratio, leverage ratio, tangible net assets and interest coverage ratio. Such financial ratios are calculated based on each of their annual audited consolidated financial statements or semi-annual reviewed consolidated financial statements. The Company and its subsidiaries were in compliance with all of the financial covenants as of December 31, 2017 and 2018.

2)	Long-term bills payable

	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

China Bills Finance Corporation, repayable in February 2020, annual interest rate were 0.96% and 0.99% as of December 31, 2017 and 2018, respectively	$1,000,000	$1,000,000	$32,669
International Bills Finance Corporation, repayable in March 2020, annual interest rate were 0.96% and %1.00% as of December 31, 2017 and 2018, respectively	1,000,000	1,000,000	32,669
Ta Ching Bills Finance Corporation, repayable in January 2020, annual interest rates was 0.98% as of December 31, 2018	-	1,100,000	35,936
	2,000,000	3,100,000	101,274
Less: unamortized discounts	868	768	25

	$1,999,132	$3,099,232	$101,249